Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	$ 130	$ 1,582	$ 2,724
Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	130	1,582
Impaired loans due to COVID-19, net	82	1,348
Other impaired loans, net	5,393	3,596
Total	5,605	6,526
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	130	1,582
Impaired loans due to COVID-19, net	82	1,348
Other impaired loans, net	5,393	3,596
Total	5,605	6,526
Fair Value of Carrying Amount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	130	1,582
Impaired loans due to COVID-19, net	82	1,348
Other impaired loans, net	5,393	3,596
Total	$ 5,605	$ 6,526